Investments in Associates and Joint Ventures - Details of Cumulative Unrecognized Equity Method Losses (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Disclosure of associates [Line Items]
Unrecognized loss (profit)	₩ (6,665)
Unrecognized loss (profit), cumulative loss	7,416
Unrecognized change in equity	0
Unrecognized change in equity, cumulative loss	365
Wave City Development Co., Ltd. [member]
Disclosure of associates [Line Items]
Unrecognized loss (profit)	(1,190)
Unrecognized loss (profit), cumulative loss	2,100
Unrecognized change in equity	0
Daehan Kanggun BcN Co., Ltd. and others [member]
Disclosure of associates [Line Items]
Unrecognized loss (profit)	(5,475)
Unrecognized loss (profit), cumulative loss	5,316
Unrecognized change in equity	0
Unrecognized change in equity, cumulative loss	₩ 365